John L. Reizian
Vice President, Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1105
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.reiaian@lfg.com

May 3, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0506

Lincoln National Variable Annuity Account C: 033-25990, 333-112927; 333-179107;
811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592,  333-63505, 333-135219; 333-170695, 333-175888, 333-181615; 811-05721
Lincoln National Variable Annuity Account L: 333-04999, 333-187069, 333-187070, 333-187071, 333-187072; 333-198911; 333-198912; 333-198913; 333-198914; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 333-181612; 333-186894; 333-193272; 333-193273; 333-193274; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754, 333-141763, 333-141766, 333-171097; 333-176216; 333-181617; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,  333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616, 333-186895; 333-193276; 333-193277; 333-193278; 811-09763

To the Commission:

On behalf of The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

We certify that the form of each prospectus and Statement of Additional Information for those certain variable life and annuity policies/contracts offered by the Companies through each Separate Account noted above will not differ from the form of prospectus and Statement of Additional Information, as supplemented, contained in the most recently submitted 497(c) filing filed electronically on April 29, 2016.

Sincerely,

/s/ John L. Reizian
John L. Reizian
Vice President and Associate General Counsel